F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Summary of Capital Objectives-Related Information

Capital objectives-related information
	2023	2022
Free cash flow before M&A as % of net sales 1)	–0.4%	8.2%
Positive net cash (SEK billion) 1)	7.8	23.3

Credit rating and outlook
Fitch Ratings	BBB–, stable	BBB–, stable
S&P Global	BBB–, developing	BBB–, developing
Moody’s	Ba1, stable	Ba1, stable

1)	For more information about the measures, see Alternative performance measures and Financial terminology.

Summary of Net Exposure for Largest Currencies Impact on Sales

Currency exposure, SEK billion
Exposure currency	Sales trans- lation exposure	Sales trans- action exposure	Sales net exposure	Cost trans- lation exposure	Cost trans- action exposure 1)	Cost net exposure
USD 2)	81.7	55.6	137.3	–62.2	–42.4	–104.6
EUR	40.9	–0.5	40.4	–37.3	–2.6	–39.9
INR	31.2	–0.7	30.5	–19.9	0.2	–19.7
JPY	10.1	–	10.1	–4.1	–	–4.1
GBP	9.1	–1.0	8.1	–3.6	–	–3.6
CNY	7.8	–	7.8	–5.7	1.1	–4.6
SAR	5.6	0.4	6.0	–3.5	0.1	–3.4
BRL	5.0	–	5.0	–4.1	1.2	–2.9

1)	External purchases in foreign currency translated to functional currency.
2)
Sales transaction exposure in 2023 includes volume in the cash flow hedge of USD 2,462 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2024 is USD 2,467 million.

Summary of Sensitivity to Interest Rate Increase of One Basis Point

Sensitivity to interest rate increase of 1 basis point, SEK million
	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total
Interest-bearing assets	–	–1	–1	–1	–	–3
Interest-bearing liabilities 1)	–	–	–	5	4	9
Derivatives	–	–1		–2	–3	–4
Total	–	–1	–	2	1	2

1)	Borrowings are included as they are designated FVTPL.

Disclosure of Outstanding Derivatives
Outstanding derivatives

Outstanding derivatives
2023	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	1,916	–43	1,873	–1,486	387
Liabilities	–1,837	43	–1,794	873	–921

Interest rate derivatives
Assets	–	–	–	–	–
Liabilities	–22	–	–22	–	–22
2022	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net
Currency derivatives 1)
Assets	1,275	–165	1,110	–277	833
Liabilities	–2,778	165	–2,613	2,382	–231

Interest rate derivatives
Assets	11	–	11	–	11
Liabilities	–8	–	–8	–	–8

1)	Currency derivatives designated as cash flow hedge of SEK 1,617 (566) million are included in Other current receivables and SEK 679 (1,472) million in Other current liabilities.

Summary of Currency Derivatives Designated as Hedging Instruments

Foreign exchange forward contracts
2023	< 3 months	3 – 12 months	> 1 year	Total
Notional Amount (USD millions)	1,091	1,376	1,888	4,355
Average forward rate (SEK/USD)	9.81	10.46	10.03

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets

Movements in allowances for impairment of trade receivables and contract assets
	2023	2022
Opening balance	2,492	2,398
Balances regarding acquired business	–16	90
Increase in allowance	268	40
Write-offs	–35	–70
Translation difference	–124	34
Closing balance	2,585	2,492

Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category

Aging analysis of gross values of trade receivables and contracts assets by risk category
		Days past dues
2023	Not due	1–90	91–180	181–360	>360	Total
Country risk :Low	27,431	2,434	445	137	320	30,767
Country risk: Medium	14,369	826	227	224	605	16,251
Country risk: High	3,364	512	186	197	1,522	5,781
Total	45,164	3,772	858	558	2,447	52,799

		Days past dues
2022	Not due	1–90	91–180	181–360	>360	Total
Country risk :Low	32,015	2,090	165	103	328	34,701
Country risk: Medium	17,731	1,614	150	134	585	20,214
Country risk: High	3,304	610	384	295	1,240	5,833
Total	53,050	4,314	699	532	2,153	60,748

Summary of Outstanding Customer Finance Credit Exposure

Outstanding customer finance credit risk exposure 1)
	2023	2022
Fair value of customer finance credits	6,917	5,370
Financial guarantees for third-parties	4	6
Accrued interest	7	8
Maximum exposure to credit risk	6,928	5,384
Less third-party risk coverage	–79	–298
The Company’s risk exposure, less third-party risk coverage	6,849	5,086

1)	This table shows the maximum exposure to credit risk.

Disclosure of Customer Finance Fair Value Reconciliation

Customer finance fair value reconciliation
	2023	2022
Opening balance	5,370	3,287
Additions	49,583	37,295
Disposals/repayments	–47,409	–35,412
Revaluation/amortization of interest	–467	–151
Translation difference	–160	351
Closing balance	6,917	5,370
Of which non-current	1,347	415

Summary of Cash, Cash Equivalents and Interest-Bearing Securities

Cash, cash equivalents, interest bearing securities and derivative assets
2023	Rating or equi- valent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		33,298	181	—	—	33,479
Other financial institutions		548	—	—	—	548
Type of issuer:
Governments	AA/AAA	789	490	1,254	—	2,533
Corporates	A2/P2	1,510	296	—	—	1,806
Mortgage institutes	AAA	1,995	5,668	8,676	—	16,339
Derivative assets		445	749	622	35	1,851

		38,585	7,384	10,552	35	56,556

2022	Rating or equi- valent	< 3 M	3–12 M	1–5 Y	>5 Y	Total
Bank deposits		38,485	166	7	—	38,658
Other financial institutions		604	—	—	—	604
Type of issuer:
Governments	AA/AAA	915	3,950	277	—	5,142
Corporates	A2/P2	1,283	—	—	—	1,283
Mortgage institutes	AAA	—	1,682	8,880	—	10,562
Derivative assets		323	385	277	136	1,121
		41,610	6,183	9,441	136	57,370

Summary of Funding Programs

Funding programs 1)
	Amount	Utilized	Unutilized
Euro Medium Term Note program (USD million)	5,000	2,842	2,158
SEC Registered program (USD million) 2)	—	—	—
Commercial Paper Program (SEK million)	10,000	2,014	7,986

1)	There are no financial covenants related to these programs.
2)	Program amount indeterminate.

Summary of Committed Credit Facilities

Committed credit facilities
	Amount	Utilized	Unutilized
Multi-currency revolving credit facility (USD million)	2,000	—	2,000
Liquidity revolving credit facility (USD million)	1,000	400	600

Summary of Reconciliation of Level 3 Fair Value of Other Financial Asset Investment in Shares and Participations

Reconciliation of Level 3 fair value of other financial asset
Investment in shares and participations
Opening balance	1,986
Additions	206
Disposals	–2
Gains or losses 1)	–186
Translation differences	–2
Closing balance	2,002

1)	Table shows net gains or losses recognized in Other operating income or expenses, of which SEK 186 million unrealized loss relate to Level 3 assets held at the end of the year.

Summary of Financial Instruments

Financial instruments
	2023					2022
	Amortized	Fair	Fair value hierarchy level			Amortized	Fair	Fair value hierarchy level
SEK billion	cost	value	Level 1	Level 2	Level 3	cost	value	Level 1	Level 2	Level 3
Assets at fair value through profit or loss
Customer finance	–	6.9	–	–	6.9	–	5.4	–	–	5.4
Interest-bearing securities	–	19.1	18.6	0.5	–	–	17.5	17.5	–	–
Cash equivalents 1)	–	17.5	0.8	16.7	–	–	15.7	–	15.7	–
Other financial assets	–	2.1	0.1	–	2.0	–	2.1	0.1	–	2.0
Other current assets	–	1.9	–	1.9	–	–	1.1	–	1.1	–
Assets at fair value through OCI
Trade receivable	–	42.2	–	–	42.2	–	48.4	–	–	48.4
Assets at amortized cost
Interest-bearing securities	0.4	–	–	–	–	0.4	–	–	–	–
Cash equivalents 1)	–	–	–	–	–	2.9	–	–	–	–
Other financial assets	0.6	–	–	–	–	0.6	–	–	–	–
Financial assets	1.0	89.7				3.9	90.2

Financial liabilities at designated
FVTPL
Parent Company borrowings	–	–38.0	–23.7	–14.3	–	–	–29.6	–16.7	–12.9	–
Financial liabilities at FVTPL
Other current liabilities	–	–1.8	–	–1.8	–	–	–2.6	–	–2.6	–
Liabilities at amortized cost
Trade payables	–27.8	–	–	–	–	–38.4	–	–	–	–
Borrowings	–8.9	–	–	–	–	–3.3	–	–	–	–
Financial liabilities	–36.7	–39.8				–41.7	–32.2

1)	Total Cash and cash equivalent is SEK 35.2 (38.3) billion, of which SEK 17.5 (18.6) billion relating to Cash equivalents are presented in the table above.